SHARE-BASED COMPENSATION - Share-based Payment Arrangement, Option, Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of options
Outstanding at beginning of period (in shares)	3,806,089
Exercised (in shares)	(44,361)
Forfeited (in shares)	(186,820)
Outstanding at end of period (in shares)	3,574,908	3,806,089
Number of options exercisable (in shares)	3,387,972
Weighted-average exercise price
Outstanding at beginning of period (in USD per share)	$ 4.58
Exercised (in USD per share)	0.01
Forfeited (in USD per share)	39.83
Outstanding at end of period (in USD per share)	2.80	$ 4.58
Weighted-average exercise price of options exercisable (in USD per share)	$ 2.95
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average remaining contractual term of options outstanding	4 years 8 months 26 days	5 years 9 months 10 days
Weighted-average remaining contractual term of options exercisable	4 years 6 months 14 days
Aggregate intrinsic value of options outstanding	$ 1,642	$ 26,086
Aggregate intrinsic value of options exercisable	$ 1,505